U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

Franklin Strategic Series
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin California Growth Fund - Class I
Franklin California Growth Fund - Class II
Franklin Strategic Income Fund
Franklin MidCap Securities Fund
Franklin MidCap Growth Fund
Franklin Global Utilities Fund - Class I
Franklin Global Utilities Fund - Class II
Franklin Small Cap Growth Fund - Class I
Franklin Small Cap Growth Fund - Class II
Franklin Small Cap Growth Fund - Advisor Class
Franklin Global Health Care Fund - Class I
Franklin Global Health Care Fund - Class II
Franklin Natural Resources Fund - Class I
Franklin Natural Resources Fund - Advisor Class
Franklin Blue Chip Fund

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3. Investment Company Act File Number: 811-6243

   Securities Act File Number: 33-39088

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4. Last day of fiscal year for which this notice is filed: 4/30/97


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                        [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): n/a

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-



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9. Number and aggregate sale price of securities sold during the fiscal year:

   100,636,069 shares ($1,913,731,495)


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10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    100,636,069 shares ($1,913,731,495)

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see Instruction B.7): Not Applicable

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12. Calculation of registration fee:

      (i)     Aggregate sale price of securities sold during
              the fiscal year in reliance on rule 24f-2
              (from Item 10):                               $1,913,731,495

      (ii)    Aggregate price of shares issued in
              connection with dividend reinvestment plans
              (from Item 11, if applicable):                + n/a

      (iii)   Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):                              -$694,459,880

      (iv)    Aggregate price of shares redeemed or
              repurchased and previously applied as a
              reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                   + n/a

      (v)     Net aggregate price of securities sold and
              issued during the fiscal year in reliance
              on rule 24f-2 [line (i), plus line (ii),
              less line (iii), plus line (iv)]
              (if applicable):                              $1,219,271,615

      (vi)    Multiplier prescribed by Section 6(b) of
              the Securities Act of 1933 or other
              applicable law or regulation
              (see Instruction C.6):                        x 1/3300

      (vii)   Fee due [line (i) or line (v) multiplied
              by line (vii)]:                               $369,476


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       13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                [x]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 6/25/97

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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By:  /s/ Larry Greene
                Assistant Secretary

       Date     6/26/97


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                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000



Direct Dial:
(215) 564-8101



                                  June 23, 1997


Franklin Strategic Series
777 Mariners Island Boulevard
San Mateo, CA  94404

Gentlemen:

You have requested our opinion with respect to the shares of beneficial interest sold by Franklin Strategic Series (the "Fund") during its fiscal year ended April 30, 1997, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 100,636,069 shares were sold by the Fund during said fiscal year, all of which were sold in reliance upon Rule 24f-2.

Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the 100,636,069 shares of beneficial interest of the Fund sold and issued by the Fund during its fiscal year ended April 30, 1997, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG

/s/  Audrey C. Talley